OTHER TAXES PAYABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current
Other national taxes	$ 94,939	$ 88,162
Provincial taxes	10,148	11,055
Municipal taxes	5,490	4,759
Total current	110,577	103,976
Non- current
Provincial taxes	2	29
Total non-current	2	29
Total other taxes payables	$ 110,579	$ 104,005